UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 01, 2023	Sep. 25, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022	Dec. 26, 2021
Net loss	$ 8,400	$ (44,800)	$ (150,000)	$ (52,700)			$ (106,900)	$ (8,900)		$ (6,100)
Foreign currency translation adjustments, net of tax	(24,500)	3,100	(12,800)	1,800			(1,000)	(2,200)		(4,600)
Net unrealized gain (loss) on cash flow hedges, net of tax	700	(23,000)	(19,100)	(6,100)			(3,800)	93,500		117,200
Other comprehensive earnings (loss), net of tax	(23,800)	(19,900)	(31,900)	(4,300)			(4,800)	91,300		112,600
Comprehensive loss	(15,400)	(64,700)	(181,900)	(57,000)			(111,700)	82,400		106,500
Less: Comprehensive loss attributable to noncontrolling interests	(2,000)	3,700	(400)	6,200			13,400	8,600		17,200
Comprehensive loss attributable to Lions Gate Entertainment Corp. shareholders	(17,400)	(61,000)	(182,300)	(50,800)			(98,300)	91,000		123,700
Entertainment One Film And Television Business [Member]
Net loss					$ (320,120)	$ (23,516)			$ (20,061)		$ (11,741)
Foreign currency translation adjustments, net of tax					1,894	(37,978)			(33,066)		6,225
Net unrealized gain (loss) on cash flow hedges, net of tax					408,000	8,083,000			1,535		3,564
Net unrealized gain (loss) on cash flow hedges, net of tax					(1,759)	(1,186)			(2,124)		(1,067)
Other comprehensive earnings (loss), net of tax					543	(31,081)			(33,655)		8,722
Comprehensive loss					(319,577)	(54,597)			(53,716)		(3,019)
Less: Comprehensive loss attributable to noncontrolling interests					0	(576)			(576)		(3,355)
Comprehensive loss attributable to Lions Gate Entertainment Corp. shareholders					$ (319,577)	$ (55,173)			$ (54,292)		$ (6,374)
LIONS GATE ENTERTAINMENT CORP [Member]
Net loss	(18,500)	(107,400)	(259,500)	(1,066,800)			(1,116,300)	(2,018,800)		(205,400)
Foreign currency translation adjustments, net of tax	(24,400)	3,000	(12,700)	1,600			(1,100)	(1,900)		(4,600)
Net unrealized gain (loss) on cash flow hedges, net of tax	700	(23,000)	(19,100)	(6,100)			(3,800)	93,500		117,200
Other comprehensive earnings (loss), net of tax	(23,700)	(20,000)	(31,800)	(4,500)			(4,900)	91,600		112,600
Comprehensive loss	(42,200)	(127,400)	(291,300)	(1,071,300)			(1,121,200)	(1,927,200)		(92,800)
Less: Comprehensive loss attributable to noncontrolling interests	100	800	18,300	3,300			13,400	8,600		17,200
Comprehensive loss attributable to Lions Gate Entertainment Corp. shareholders	$ (42,100)	$ (126,600)	$ (273,000)	$ (1,068,000)			$ (1,107,800)	$ (1,918,600)		$ (75,600)